Non-Current Liabilities - Financial Liabilities - DFA - Summary of Noncurrent Financial Liabilities (Parenthetical) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Categories of non-current financial liabilities [abstract]
Interest expense on DFA includes amounts owed to related party	$ 24,698,653	$ 13,462,160